Note 16 - Income Taxes - Components of Recognized Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Net deferred income tax assets	$ 1,342	$ 2,033
Recognized in net income		(691)
Net deferred income tax assets		1,342
Deferred income tax asset (note 16)	4,058	2,128
Deferred tax liabilities	(731)	(786)
Net deferred income tax assets	3,327	1,342
Allowance for credit losses [member]
Statement Line Items [Line Items]
Net deferred income tax assets	508	388
Recognized in net income	158	120
Net deferred income tax assets	666	508
Loss carryforwards [member]
Statement Line Items [Line Items]
Net deferred income tax assets	0	338
Recognized in net income	1,625	(338)
Net deferred income tax assets	1,625	0
Share issue and financing costs [member]
Statement Line Items [Line Items]
Net deferred income tax assets	909	1,373
Recognized in net income	(463)	(464)
Net deferred income tax assets	446	909
Deposit commissions [member]
Statement Line Items [Line Items]
Net deferred income tax assets	(1,227)	(981)
Recognized in net income	(596)	(246)
Net deferred income tax assets	(1,823)	(1,227)
Intangible assets [member]
Statement Line Items [Line Items]
Net deferred income tax assets	(786)	(898)
Recognized in net income	188	112
Net deferred income tax assets	(598)	(786)
Deferred loan fees [member]
Statement Line Items [Line Items]
Net deferred income tax assets	658	757
Recognized in net income	160	(99)
Net deferred income tax assets	818	658
Other Deferred Income Tax Assets [Member]
Statement Line Items [Line Items]
Net deferred income tax assets	1,280	1,056
Recognized in net income	913	224
Net deferred income tax assets	$ 2,193	$ 1,280